The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.9%
Health Care—0.9%
Oak Street Health, Inc. 0.000%, 3/15/26	$ 398	$ 392
Total Convertible Bonds and Notes (Identified Cost $376)		392

Corporate Bonds and Notes—3.5%
Communication Services—1.5%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	96	90
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	184	138
Lagardere S.A.
RegS 2.125%, 10/16/26(2)	100EUR	105
RegS 1.750%, 10/7/27(2)	100EUR	106
TEGNA, Inc.
4.625%, 3/15/28	235	205
5.000%, 9/15/29	69	60
		704

Consumer Staples—0.6%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(3)	136	132
TreeHouse Foods, Inc. 4.000%, 9/1/28	140	124
		256

Financials—1.4%
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	202	203
ROCC Holdings LLC 144A 9.250%, 8/15/26(1)	411	433
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	21	21
		657

Total Corporate Bonds and Notes (Identified Cost $1,714)		1,617

Leveraged Loans—3.5%
Chemicals—0.8%
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 7.385% - 7.575%, 9/29/28(4)	376	374
Health Care—0.2%
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 8.840%, 8/27/25(4)	60	59
Information Technology—2.3%
Maxar Technologies Ltd. (1 month Term SOFR + 4.350%) 9.157%, 6/14/29(4)	995	995
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 11.750%, 4/25/24(4)(5)(6)	15	—
	Par Value	Value

Information Technology—continued
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.898%, 5/13/27(4)	$ 70	$ 61
		1,056

Utility—0.2%
Talen Energy Supply LLC DIP (3 Month Term SOFR + 4.750%) 9.506% - 9.567%, 11/11/23(4)	97	97
Total Leveraged Loans (Identified Cost $1,611)		1,586

	Shares
Preferred Stock—0.1%
Information Technology—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	1,522	33
Total Preferred Stock (Identified Cost $38)		33

Common Stocks—24.1%
Communication Services—3.3%
Activision Blizzard, Inc.	12,501	1,070
Shaw Communications, Inc. Class B	12,939	387
TEGNA, Inc.	3,118	53
		1,510

Consumer Discretionary—0.0%
Cazoo Group Ltd.(7)	327	1
Consumer Staples—0.0%
TPCO Holding Corp.(7)	6,423	1
Energy—0.2%
Euronav N.V.	3,143	53
Ranger Oil Corp. Class A	1,128	46
		99

Financials—4.3%
Argo Group International Holdings Ltd.	5,313	156
First Horizon Corp.	75,906	1,349
Focus Financial Partners, Inc. Class A(7)	1,696	88
MarketWise, Inc.(7)	565	1
MoneyGram International, Inc.(7)	35,814	373
		1,967

Health Care—7.4%
ABIOMED, Inc.(5)(7)	814	2
Horizon Therapeutics plc(7)(8)	20,711	2,260
NuVasive, Inc.(7)	377	15
Oak Street Health, Inc.(7)	22,780	881
Seagen, Inc.(7)	1,174	238
		3,396

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Industrials—3.5%
Aerojet Rocketdyne Holdings, Inc.(7)	15,325	$ 861
Univar Solutions, Inc.(7)	21,483	752
		1,613

Information Technology—4.3%
National Instruments Corp.	925	49
Rogers Corp.(7)	700	115
Silicon Motion Technology Corp. ADR	2,936	192
Sumo Logic, Inc.(7)	1,669	20
Tower Semiconductor Ltd.(7)	4,481	190
VMware, Inc. Class A(7)(8)	11,206	1,399
		1,965

Materials—1.1%
Yamana Gold, Inc.	84,971	497
Total Common Stocks (Identified Cost $11,207)		11,049

Rights—0.0%
Health Care—0.0%
Akouos, Inc., 12/31/23(7)	4,144	4
Bristol Myers Squibb Co., 12/31/35(5)(7)	6,945	9
Total Rights (Identified Cost $—)		13

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/24(5)(7)	2,642	—
BuzzFeed, Inc., 12/01/26(7)	1,643	—(9)
		—(9)

Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(7)	5,415	—(9)
CEC Brands LLC, 12/31/25(5)(7)	2,163	7
ECARX Holdings, Inc., 12/21/27(7)	1,150	—(9)
Grove Collaborative Holdings, 06/16/27(7)	1,063	—(9)
		7

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(7)	7,310	1
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(7)	900	—(9)
Altimar Acquisition Corp. III, 12/31/28(7)	578	—(9)
Ares Acquisition Corp., 12/31/27(7)	390	1
Arrowroot Acquisition Corp., 03/02/26(7)	6,162	1
Athena Consumer Acquisition Corp., 07/31/28(7)	535	—(9)
CF Acquisition Corp. VIII, 12/31/27(7)	757	—(9)
CIIG Capital Partners II, Inc., 02/28/28(7)	2,322	—(9)
Compute Health Acquisition Corp. Class A, 12/31/27(7)	1,422	1
Corner Growth Acquisition Corp., 12/31/27(7)	895	—(9)
Enterprise 4.0 Technology Acquisition Corp., 09/24/23(7)	847	—(9)
ESGEN Acquisition Corp., 06/28/23(7)	936	—(9)
ExcelFin Acquisition Corp., 07/05/23(7)	803	—(9)
	Shares	Value

Financials—continued
FTAC Emerald Acquisition Corp., 08/22/28(7)	2,643	$ —(9)
Fusion Acquisition Corp. II, 12/31/27(7)	1,000	—(9)
G Squared Ascend II, Inc., 12/31/26(7)	797	—(9)
GCM Grosvenor, Inc. Class A, 11/17/25(7)	1,355	1
Goal Acquisitions Corp., 02/11/26(7)	8,032	—(9)
Golden Falcon Acquisition Corp., 11/04/26(7)	2,479	1
Moneylion, Inc., 09/22/26(7)	11,485	1
Motive Capital Corp. II, 05/15/28(7)	1,067	—(9)
Near Intelligence, Inc., 07/08/27(7)	1,500	—(9)
Newbury Street Acquisition Corp., 12/31/27(7)	419	—(9)
Newcourt Acquisition Corp., 04/12/28(7)	1,097	—(9)
Phoenix Biotech Acquisition Corp., 09/01/26(7)	859	—(9)
Pontem Corp., 12/31/27(7)	2,248	1
PROOF Acquisition Corp. I, 12/03/28(7)	2,120	—(9)
Prospector Capital Corp., 01/01/25(7)	2,213	—(9)
Pyrophyte Acquisition Corp., 12/17/23(7)	1,066	—(9)
RMG Acquisition Corp. III, 12/31/27(7)	1,196	—(9)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	3,209	1
Semper Paratus Acquisition Corp., 11/04/26(7)	1,068	—(9)
Senior Connect Acquisition Corp. I, 12/31/27(7)	2,283	—(9)
Slam Corp. Class A, 12/31/27(7)	1,300	—(9)
Target Global Acquisition I Corp., 12/31/27(7)	1,600	—(9)
Thunder Bridge Capital Partners III, Inc., 02/15/28(7)	1,095	—(9)
		8

Health Care—0.0%
Biote Corp., 02/12/27(7)	1,190	—(9)
Newamsterdam Pharma Co. N.V., 11/22/27(7)	633	1
Pear Therapeutics, Inc., 12/01/26(7)	100	—(9)
Quantum-Si, Inc., 09/30/27(7)	7,060	1
Talkspace, Inc., 06/21/25(7)	17,327	2
		4

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(7)	4,149	2
Bridger Aerospace Group Holdings, Inc., 01/25/28(7)	750	—(9)
Freightos Ltd., 01/23/28(7)	739	—(9)
Getaround, Inc., 03/09/26(7)	179	—(9)
		2

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(7)	66	—(9)
Movella Holdings, Inc., 12/31/27(7)	1,062	—(9)
		—(9)

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 08/01/26(7)	40	—(9)
Total Warrants (Identified Cost $210)		22

	Shares/Units
Special Purpose Acquisition Companies—49.5%
7 Acquisition Corp. Class A(7)	9,074	95
A SPAC II Acquisition Corp.(7)	4,750	49
Accretion Acquisition Corp.(7)	46,121	475
Acropolis Infrastructure Acquisition Corp. Class A(7)	7,425	75
Aetherium Acquisition Corp. Class A(7)	7,104	74
AfterNext HealthTech Acquisition Corp. Class A(7)	9,590	98

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
Ahren Acquisition Corp. Class A(7)	2,921	$ 30
Alpha Healthcare Acquisition Corp. III Class A(7)	2,505	25
Alpha Partners Technology Merger Corp. Class A(7)	10,841	111
Alpha Star Acquisition Corp.(7)	2,612	27
AltC Acquisition Corp. Class A(7)	19,284	196
AltEnergy Acquisition Corp.(7)	1,600	17
AltEnergy Acquisition Corp. Class A(7)	21,323	221
Andretti Acquisition Corp. Class A(7)	5,203	55
Anthemis Digital Acquisitions I Corp.(7)	28,694	300
AP Acquisition Corp. Class A(7)	7,740	82
Apollo Strategic Growth Capital II Class A(7)	46,519	477
APx Acquisition Corp. I(7)	23,427	246
Ares Acquisition Corp. Class A(7)	54,854	566
Arogo Capital Acquisition Corp. Class A(7)	12,782	133
Arrowroot Acquisition Corp. Class A(7)	4,718	48
Artemis Strategic Investment Corp. Class A(7)	5,481	57
ARYA Sciences Acquisition Corp. IV Class A(7)	7,277	75
ARYA Sciences Acquisition Corp. V Class A(7)	7,886	81
Athena Technology Acquisition Corp. II Class A(7)	5,472	56
Atlantic Coastal Acquisition Corp. II Class A(7)	4,758	49
Ault Disruptive Technologies Corp.(7)	3,143	33
Aura FAT Projects Acquisition Corp. Class A(7)	4,793	50
AxonPrime Infrastructure Acquisition Corp. Class A(7)	3	—(9)
B Riley Principal 250 Merger Corp. Class A(7)	4,760	48
Bannix Acquisition Corp.(7)	250	3
Banyan Acquisition Corp. Class A(7)	7,065	73
Battery Future Acquisition Corp. Class A(7)	18,428	192
Bilander Acquisition Corp. Class A(7)	5,641	57
BioPlus Acquisition Corp. Class A(7)	43,272	452
Black Mountain Acquisition Corp. Class A(7)	5,516	57
bleuacacia Ltd. Class A(7)	12,409	127
Blue Ocean Acquisition Corp. Class A(7)	9,236	96
Blue Whale Acquisition Corp. I Class A(7)	1,209	12
Blue World Acquisition Corp.(7)	1,636	17
Brigade-M3 European Acquisition Corp.(7)	3,199	32
Bullpen Parlay Acquisition Co. Class A(7)	18,846	196
Canna-Global Acquisition Corp. Class A(7)	1,370	14
Capitalworks Emerging Markets Acquisition Corp. Class A(7)	11,859	125
Cartesian Growth Corp. II(7)	2,621	28
Cartesian Growth Corp. II Class A(7)	2,050	21
Cartica Acquisition Corp. Class A(7)	15,331	162
CC Neuberger Principal Holdings III(7)	1,500	16
Cetus Capital Acquisition Corp.(7)	2,008	20
CF Acquisition Corp. VII Class A(7)	1	—(9)
Chain Bridge I Class A(7)	6,680	70
Chenghe Acquisition Co. Class A(7)	1,990	21
Churchill Capital Corp. VII Class A(7)	25,002	254
CIIG Capital Partners II, Inc. Class A(7)	8,150	85
Coliseum Acquisition Corp. Class A(7)	4,544	46
Compass Digital Acquisition Corp.(7)	3,354	34
Concord Acquisition Corp. II Class A(7)	8,465	86
Concord Acquisition Corp. III Class A(7)	9,359	97
Consilium Acquisition Corp. I Ltd.(7)	8,168	85
Conyers Park III Acquisition Corp. Class A(7)	11,278	114
Corazon Capital V838 Monoceros Corp. Class A(7)	8,487	87
Corsair Partnering Corp. Class A(7)	6,780	69
Crescera Capital Acquisition Corp. Class A(7)	30,817	322
DA32 Life Science Tech Acquisition Corp. Class A(7)	1,996	20
Data Knights Acquisition Corp. Class A(7)	4,867	52
Distoken Acquisition Corp.(7)	4,217	43
dMY Technology Group, Inc. VI(7)	10,990	112
DP Cap Acquisition Corp. I Class A(7)	27,586	288
EG Acquisition Corp. Class A(7)	6,450	66
	Shares/Units	Value
Elliott Opportunity II Corp.(7)	1,118	$ 11
Elliott Opportunity II Corp. Class A(7)	15,381	158
Embrace Change Acquisition Corp.(7)	2,540	26
Enphys Acquisition Corp.(7)	12,262	125
Enterprise 4.0 Technology Acquisition Corp.(7)	16,056	168
ESGEN Acquisition Corp. Class A(7)	9,858	103
EVe Mobility Acquisition Corp. Class A(7)	9,344	97
ExcelFin Acquisition Corp. Class A(7)	7,215	75
Fat Projects Acquisition Corp.(7)	5,467	57
Fifth Wall Acquisition Corp. III Class A(7)	12,569	128
Finnovate Acquisition Corp. Class A(7)	39,922	416
Focus Impact Acquisition Corp. Class A(7)	4,547	47
Forbion European Acquisition Corp. Class A(7)	8,530	90
Forum Merger IV Corp. Class A(7)	5,562	57
Freedom Acquisition I Corp. Class A(7)	5,686	59
FTAC Emerald Acquisition Corp. Class A(7)	6,136	63
FTAC Zeus Acquisition Corp. Class A(7)	15,034	155
Fusion Acquisition Corp. II Class A(7)	3,920	40
G Squared Ascend II, Inc. Class A(7)	4,205	43
Games & Esports Experience Acquisition Corp. Class A(7)	12,169	128
Global Technology Acquisition Corp. I Class A(7)	16,514	173
Goal Acquisitions Corp.(7)	4,298	44
GoGreen Investments Corp.(7)	5,916	62
Gores Holdings IX, Inc. Class A(7)	20,062	202
Green Visor Financial Technology Acquisition Corp. I Class A(7)	16,259	171
Growth For Good Acquisition Corp.(7)	25,684	263
GSR II Meteora Acquisition Corp. Class A(7)	22,303	228
HCM Acquisition Corp. Class A(7)	10,328	108
Healthcare AI Acquisition Corp. Class A(7)	9,054	95
Hennessy Capital Investment Corp. VI Class A(7)	5,775	60
HH&L Acquisition Co. Class A(7)	8,942	92
Home Plate Acquisition Corp. Class A(7)	5,021	51
Iconic Sports Acquisition Corp. Class A(7)	10,200	107
Inception Growth Acquisition Ltd.(7)	2,813	29
Infinite Acquisition Corp.(7)	1,324	14
Infinite Acquisition Corp. Class A(7)	17,292	180
Integral Acquisition Corp. 1 Class A(7)	1,401	14
Integrated Rail & Resources Acquisition Corp. Class A(7)	172	2
Integrated Wellness Acquisition Corp. Class A(7)	16,437	168
Investcorp Europe Acquisition Corp. I Class A(7)	23,890	250
Investcorp India Acquisition Corp. Class A(7)	29,051	305
Israel Acquisitions Corp.(7)	2,345	24
IX Acquisition Corp. Class A(7)	19,919	205
Jaguar Global Growth Corp. I Class A(7)	42,662	443
Jaws Hurricane Acquisition Corp. Class A(7)	21,766	221
Jaws Juggernaut Acquisition Corp.(7)	4,066	41
Jaws Juggernaut Acquisition Corp. Class A(7)	8,933	91
Juniper II Corp.(7)	2,490	25
Juniper II Corp. Class A(7)	3,189	33
Kensington Capital Acquisition Corp. V Class A(7)	12,312	128
Kernel Group Holdings, Inc. Class A(7)	8,896	92
Keyarch Acquisition Corp.(7)	12,768	132
Khosla Ventures Acquisition Co. Class A(7)	5,659	57
Khosla Ventures Acquisition Co. III Class A(7)	5,273	54
Kimbell Tiger Acquisition Corp. Class A(7)	3,099	33
L Catterton Asia Acquisition Corp. Class A(7)	1,033	11
LAMF Global Ventures Corp. I(7)	12,835	134
LatAmGrowth SPAC(7)	10,503	110
LAVA Medtech Acquisition Corp. Class A(7)	6,360	66
LDH Growth Corp. I Class A(7)	21,260	217
LIV Capital Acquisition Corp. II Class A(7)	2,664	28

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares/Units	Value
Live Oak Crestview Climate Acquisition Corp.(7)	5,937	$ 60
Logistics Innovation Technologies Corp. Class A(7)	8,341	85
M3-Brigade Acquisition III Corp. Class A(7)	5,322	55
Magnum Opus Acquisition Ltd. Class A(7)	5,909	61
Mars Acquisition Corp.(7)	2,532	26
MELI Kaszek Pioneer Corp. Class A(7)	9,711	99
Metal Sky Star Acquisition Corp.(7)	9,486	99
Monterey Capital Acquisition Corp. Class A(7)	3,394	35
Moringa Acquisition Corp. Class A(7)	1,725	18
Motive Capital Corp. II Class A(7)	52,828	551
Mountain & Co. I Acquisition Corp.(7)	7,598	81
Nabors Energy Transition Corp. Class A(7)	14,851	156
New Providence Acquisition Corp. II Class A(7)	9,561	99
Newbury Street Acquisition Corp.(7)	838	9
Newcourt Acquisition Corp. Class A(7)	2,194	23
NewHold Investment Corp. II Class A(7)	3,599	37
Northern Star Investment Corp. IV Class A(7)	15,393	156
OCA Acquisition Corp. Class A(7)	7,103	74
Orion Biotech Opportunities Corp. Class A(7)	9,342	96
Panacea Acquisition Corp. II Class A(7)	2,978	30
Papaya Growth Opportunity Corp. I Class A(7)	7,405	77
Patria Latin American Opportunity Acquisition Corp.(7)	5,382	57
Pegasus Digital Mobility Acquisition Corp. Class A(7)	1,409	15
Plum Acquisition Corp. I Class A(7)	16,396	169
Pono Capital Two, Inc. Class A(7)	4,557	47
Pontem Corp. Class A(7)	14,787	153
Portage Fintech Acquisition Corp. Class A(7)	7,655	78
Post Holdings Partnering Corp. Class A(7)	8,951	91
Power & Digital Infrastructure Acquisition II Corp. Class A(7)	24,301	249
Project Energy Reimagined Acquisition Corp.(7)	6,833	70
PROOF Acquisition Corp. I Class A(7)	6,311	66
Pyrophyte Acquisition Corp. Class A(7)	9,973	105
Quadro Acquisition One Corp. Class A(7)	799	8
RCF Acquisition Corp. Class A(7)	11,344	118
Redwoods Acquisition Corp.(7)	4,801	50
Rigel Resource Acquisition Corp. Class A(7)	17,679	185
ROC Energy Acquisition Corp.(7)	6,900	72
Ross Acquisition Corp. II Class A(7)	5,336	55
Roth CH Acquisition V Co.(7)	754	8
Screaming Eagle Acquisition Corp. Class A(7)	36,828	374
Sculptor Acquisition Corp. I Class A(7)	13,791	144
SDCL EDGE Acquisition Corp. Class A(7)	20,146	207
ShoulderUp Technology Acquisition Corp. Class A(7)	2,402	25
SilverBox Corp. III(7)	1,127	11
SILVERspac, Inc. Class A(7)	9,234	94
Sizzle Acquisition Corp.(7)	5,451	57
SK Growth Opportunities Corp. Class A(7)	8,847	92
Skydeck Acquisition Corp. Class A(7)	11,148	114
Slam Corp. Class A(7)	17,967	185
Social Capital Suvretta Holdings Corp. II Class A(7)	27,210	279
Social Capital Suvretta Holdings Corp. IV Class A(7)	17,455	178
Sound Point Acquisition Corp. I Ltd. Class A(7)	5,196	55
Southport Acquisition Corp.(7)	13,703	143
SportsMap Tech Acquisition Corp.(7)	3,907	41
Spree Acquisition Corp. 1 Ltd.(7)	8,429	88
Spring Valley Acquisition Corp. II(7)	3,867	41
ST Energy Transition I Ltd.(7)	35,516	369
Stratim Cloud Acquisition Corp.(7)	1,923	20
Swiftmerge Acquisition Corp. Class A(7)	26,438	273
Talon 1 Acquisition Corp. Class A(7)	7,634	81
Target Global Acquisition I Corp. Class A(7)	4,800	50
TCV Acquisition Corp. Class A(7)	12,306	126
TenX Keane Acquisition Class A(7)	2,845	30
	Shares/Units	Value
Thunder Bridge Capital Partners IV, Inc. Class A(7)	6,497	$ 66
Tio Tech A Class A(7)	14,518	148
TKB Critical Technologies 1 Class A(7)	12,460	130
TLGY Acquisition Corp. Class A(7)	16,100	169
TMT Acquisition Corp.(7)	2,969	30
TortoiseEcofin Acquisition Corp. III Class A(7)	9,172	94
TPG Pace Beneficial II Corp. Class A(7)	1,128	11
Twin Ridge Capital Acquisition Corp. Class A(7)	6,127	63
two Class A(7)	208	2
UTA Acquisition Corp. Class A(7)	17,073	178
Valor Latitude Acquisition Corp. Class A(7)	9,167	94
Valuence Merger Corp. I Class A(7)	9,978	105
Viscogliosi Brothers Acquisition Corp.(7)	1,606	16
Waverley Capital Acquisition Corp. 1 Class A(7)	10,420	106
Worldwide Webb Acquisition Corp. Class A(7)	37,361	387
XPAC Acquisition Corp. Class A(7)	10,991	112
Zimmer Energy Transition Acquisition Corp. Class A(7)	4,777	48
Total Special Purpose Acquisition Companies (Identified Cost $22,261)		22,668

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $26)		10

Escrow Notes—1.8%
Financials—1.8%
Altaba, Inc. Escrow(5)(7)	348,047	820
Pershing Square Escrow(5)(7)	7,392	1
		821

Industrials—0.0%
AMR Corp. Escrow(5)(7)	7,668	—(9)
Total Escrow Notes (Identified Cost $490)		821

Master Limited Partnerships and Related Companies—2.6%
Gathering/Processing—2.6%
DCP Midstream LP	28,964	1,209
Total Master Limited Partnerships and Related Companies (Identified Cost $1,206)		1,209

Total Long-Term Investments—86.1% (Identified Cost $39,139)		39,420

Short-Term Investments—13.1%
Money Market Mutual Funds—13.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.563%)(10)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.720%)(10)	2,450,000	2,450

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.670%)(10)	1,097,354	$ 1,097
Total Short-Term Investments (Identified Cost $5,997)		5,997

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(10)(11)	58,957	59
Total Securities Lending Collateral (Identified Cost $59)		59

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—99.3% (Identified Cost $45,195)		45,476

Securities Sold Short—(2.0)%
Common Stocks—(2.0)%
Energy—(0.3)%
Baytex Energy Corp.(7)	(8,466)	(32)
Frontline plc	(5,921)	(98)
		(130)

Financials—(0.3)%
Aon plc Class A	(364)	(115)
Health Care—(0.0)%
Globus Medical, Inc. Class A(7)	(283)	(16)
Information Technology—(0.5)%
Broadcom, Inc.	(324)	(208)
MaxLinear, Inc.(7)	(1,139)	(40)
		(248)

Materials—(0.9)%
Agnico Eagle Mines Ltd.	(3,198)	(163)
Pan American Silver Corp.	(13,587)	(247)
		(410)

Total Securities Sold Short (Identified Proceeds $(790))		(919)

Written Options—(0.4)%
(See open written options schedule)
Total Written Options (Premiums Received $139)		(179)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—96.9% (Identified Cost $44,266)		$44,378
Other assets and liabilities, net—3.1%		1,442
NET ASSETS—100.0%		$45,820
Abbreviations:
ADR	American Depositary Receipt
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $1,017 or 2.2% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $3,010.
(9)	Amount is less than $500.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Country Weightings†
United States	54%
Cayman Islands	37
Ireland	5
Bermuda	1
Netherlands	1
Canada	1
France	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2023.
Open purchased options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	23	$897	$390.00	04/21/23	$4
SPDR S&P Regional Banking ETF	28	120	43.00	05/19/23	6
Total Purchased Options					$10
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of March 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(67)	$(486)	$72.50	04/21/23	$(85)
Activision Blizzard, Inc.	(58)	(435)	75.00	05/19/23	(64)
First Horizon Corp.	(1)	(2)	20.00	04/21/23	(— ) (3)
Focus Financial Partners, Inc.	(13)	(71)	55.00	04/21/23	(— ) (3)
Horizon Therapeutics plc	(5)	(60)	120.00	05/19/23	(— ) (3)
Oak Street Health, Inc.	(11)	(39)	35.00	04/21/23	(4)
Oak Street Health, Inc.	(13)	(47)	36.00	04/21/23	(4)
Rogers Corp.	(7)	(105)	150.00	04/21/23	(10)
Seagen, Inc.	(7)	(140)	200.00	04/21/23	(2)
SPDR S&P 500® ETF Trust	(6)	(244)	407.00	04/21/23	(5)
TEGNA, Inc.	(5)	(8)	16.00	05/19/23	(1)
					(175)
Put Options(2)
SPDR S&P 500® ETF Trust	(15)	(563)	375.00	04/21/23	(1)
SPDR S&P Regional Banking ETF	(28)	(106)	38.00	05/19/23	(3)
					(4)
Total Written Options					$(179)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500.

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	608	USD	449	JPM	04/13/23	$1	$—
EUR	73	USD	78	JPM	04/17/23	1	—
USD	936	CAD	1,283	JPM	04/13/23	—	(14)
USD	179	EUR	166	JPM	04/13/23	—	(1)
USD	50	JPY	6,626	JPM	04/14/23	—(1)	—
USD	78	EUR	73	JPM	04/17/23	—	(1)
USD	92	AUD	138	GS	04/27/23	—	(1)
USD	177	GBP	144	JPM	05/25/23	—	(2)
USD	145	EUR	136	GS	05/30/23	—	(2)
USD	216	EUR	200	JPM	09/20/23	—	(2)
USD	68	EUR	63	GS	10/04/23	—	(1)
USD	164	AUD	243	GS	12/05/23	—	— (1)
Total						$2	$(24)

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	08/11/23	$21	$1	$1	$—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	08/14/23	2	— (3)	— (3)	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	09/01/23	60	1	1	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	09/04/23	6	— (3)	— (3)	—
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	01/22/24	20	(1)	—	(1)
Aareal Bank AG	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	03/13/24	58	(4)	—	(4)
Bristol-Myers Squibb Co.(4),(5)	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/04/24	—(3)	7	7	—
Brookfield Property Preferred LP	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/08/24	12	(—) (3)	—	(—) (3)
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	10/23/23	2	(2)	—	(2)
Cazoo Group Ltd.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	01/29/24	—(3)	(—) (3)	—	(—) (3)
Chr. Hansen Holding A/S	Pay	5.430% (0.610% + OBFR)	1 Month	GS	02/19/24	168	7	7	—
Electricite de France S.A.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	03/25/24	143	2	2	—
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/18/23	11	(2)	—	(2)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/19/23	32	(6)	—	(6)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/22/23	4	(1)	—	(1)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/25/23	6	(—) (3)	—	(—) (3)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	09/26/23	1	(—) (3)	—	(—) (3)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/02/23	7	(1)	—	(1)
Emis Group plc	Pay	5.270% (0.450% + OBFR)	3 Month	JPM	10/05/23	103	(16)	—	(16)
Euronav N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	10/09/23	72	(10)	—	(10)
Origin Energy Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/16/24	236	4	4	—
OZ Minerals Ltd.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/08/24	91	1	1	—
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/11/24	58	1	1	—
Shaw Communications, Inc.	Pay	5.570% (0.750% + OBFR)	1 Month	BAML	03/22/24	47	1	1	—
Telenet Group Holding N.V.	Pay	5.430% (0.610% + OBFR)	1 Month	GS	04/24/24	64	1	1	—
Toshiba Corp.	Pay	5.370% (0.550% + OBFR)	3 Month	JPM	06/20/23	53	(12)	—	(12)
Willis Towers Watson plc	Pay	5.430% (0.610% + OBFR)	1 Month	GS	06/12/23	85	8	8	—
							(21)	34	(55)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	4.420% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(556)	(140)	—	(140)
Frontline plc	Receive	2.320% ((2.500)% + OBFR)	1 Month	GS	12/11/23	(22)	(6)	—	(6)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Novozymes A/S	Receive	4.470% ((0.350)% + OBFR)	1 Month	GS	02/19/24	$(180)	$— (3)	$— (3)	$—
							(146)	— (3)	(146)
Total							$(167)	$34	$(201)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Amount is less than $500.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$1,617	$—	$1,617	$—
Leveraged Loans	1,586	—	1,586	—(1)
Convertible Bonds and Notes	392	—	392	—
Equity Securities:
Common Stocks	11,049	11,047	—	2
Master Limited Partnerships and Related Companies	1,209	1,209	—	—
Escrow Notes	821	—	—	821
Warrants	22	15	—	7(1)
Special Purpose Acquisition Companies	22,668	21,712	956	—
Preferred Stock	33	33	—	—
Rights	13	—	4	9
Money Market Mutual Funds	5,997	5,997	—	—
Securities Lending Collateral	59	59	—	—
Other Financial Instruments:
Purchased Options	10	10	—	—
Forward Foreign Currency Exchange Contracts*	2	—	2	—
Over-the-Counter Total Return Swaps*	34	—	27	7
Total Assets	45,512	40,082	4,584	846
Liabilities:
Securities Sold Short:
Common Stocks	(919)	(919)	—	—
Other Financial Instruments:
Written Options	(179)	(174)	(5)	—
Forward Foreign Currency Exchange Contracts*	(24)	—	(24)	—
Over-the-Counter Total Return Swaps*	(201)	—	(201)	—
Total Liabilities	(1,323)	(1,093)	(230)	—
Total Investments, Net of Securities Sold Short and Written Options	$44,189	$38,989	$4,354	$846

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $—(a) were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $819 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
(a) Amount is less than $500.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common stock	Escrow Notes	Warrants	Rights	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2022:	$ 27	$ —(b)	$ 2	$ 2	$ 7(b)	$ 9	$ 7
Accrued discount/(premium)	—(a)	—(a)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	—(a)	—(a)	—(a)	—	—	—	—
Transfers into Level 3(d)	819	—	—	819	—	—	—
Transfers from Level 3(d)	—(a)	—	—	—(a)	—	—	—
Balance as of March 31, 2023	$ 846	$ —(b)	$ 2	$ 821	$ 7	$ 9	$ 7
(a) Amount is less than $500.
(b) Includes internally fair valued securities currently priced at zero ($0).
(c) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $—(a).
(d) Transfers into and/or from represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

THE MERGER FUND® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.